Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net
Intangible assets, net

11.Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2013
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,329)	1,862
Purchased software and others	23,941	(11,380)	12,561
	36,132	(21,709)	14,423
As of December 31, 2014
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,968)	1,223
Purchased software and others	24,673	(13,168)	11,505
	36,864	(24,136)	12,728

Amortization expense was RMB 4,572, RMB 3,018 and RMB 2,427 for the years ended December 31, 2012, 2013 and 2014, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 2,046.